Investments in Unconsolidated Affiliates, Variable Interest Entities, and Divestitures - Investment in Orme Live, Inc. (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Schedule Of Asset Acquisition [Line Items]
Equity method investments, net					$ 10,110		$ 17,735
ORME
Schedule Of Asset Acquisition [Line Items]
Ownership interest	19.00%		19.00%				30.00%
Equity method investments, net					0		$ 150
Proportional share of the operating results	$ 0	$ 80	$ 0	$ 140	$ (150)
ORME | Maximum | Subsequent Event
Schedule Of Asset Acquisition [Line Items]
Ownership interest						30.00%
ORME | Minimum | Subsequent Event
Schedule Of Asset Acquisition [Line Items]
Ownership interest						19.00%